Other Gains And Losses, Net	12 Months Ended
Apr. 30, 2023
Disclosure Of Other Gains And Losses Net [Abstract]
Other Gains And Losses, Net
10.	OTHER GAINS AND LOSSES, NET

	2021	2022	2023
	US$	US$	US$
Net exchange (loss) gain	(48)	589	151
Recovery of accounts and other receivables written off	9	20	2

	(39)	609	153